Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 56	$ 56
Deferred tax liabilities	4,299	3,063
Charged/(credited) to the income statement	387	125	$ 1,325
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(629)	(526)
Deferred tax liabilities	6,259	4,844
Charged/(credited) to the income statement	452	554	488
Exploration expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11	9
Deferred tax liabilities	(1)
Charged/(credited) to the income statement	(2)	13	347
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27	21
Deferred tax liabilities	(425)	(322)
Charged/(credited) to the income statement	(94)	20	(68)
Closure and rehabilitations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	143	104
Deferred tax liabilities	(1,753)	(1,448)
Charged/(credited) to the income statement	(296)	24	(515)
Resource rent tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/(credited) to the income statement		(129)	(309)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64	70
Deferred tax liabilities	(210)	(192)
Charged/(credited) to the income statement	4	49	77
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14	51
Deferred tax liabilities		(1)
Charged/(credited) to the income statement	37	(31)	(31)
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(82)	(57)
Deferred tax liabilities	644	584
Charged/(credited) to the income statement	85	7	68
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	225	139
Deferred tax liabilities	370	365
Charged/(credited) to the income statement	(54)	(298)	414
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(14)	(13)
Deferred tax liabilities	190	154
Charged/(credited) to the income statement	42	33	63
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	276	225
Deferred tax liabilities	(214)	(307)
Charged/(credited) to the income statement	37	28	678
Lease liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18	17
Deferred tax liabilities	(767)	(594)
Charged/(credited) to the income statement	(83)	(10)	67
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3	16
Deferred tax liabilities	206	(20)
Charged/(credited) to the income statement	$ 259	$ (135)	$ 46